Aug. 01, 2021
American Century Capital Portfolios Prospectus | AC Alternatives™ Market Neutral Value Fund
AC Alternatives® Market Neutral Value Fund
Investment Objective
The fund seeks long-term capital growth, independent of equity market conditions.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R
Management Fee	1.65%	1.45%	1.65%	1.65%	1.65%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses	2.12%	2.12%	2.12%	2.12%	2.12%
Dividends on Short Sales	1.76%	1.76%	1.76%	1.76%	1.76%
Broker Fees and Charges on Short Sales	0.34%	0.34%	0.34%	0.34%	0.34%
Other	0.02%	0.02%	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	3.78%	3.58%	4.03%	4.78%	4.28%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$381	$1,157	$1,950	$4,009
I Class	$362	$1,099	$1,856	$3,835
A Class	$958	$1,733	$2,522	$4,553
C Class	$480	$1,442	$2,405	$4,675
R Class	$431	$1,300	$2,180	$4,426

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 299% of the average value of its portfolio.
Principal Investment Strategies
The portfolio managers use a value investment strategy to construct the portfolio for the fund. The portfolio managers buy, or take long positions in, equity securities they have identified as undervalued. They take short positions in equity securities that they have identified as overvalued. A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. To close out the short sale, the fund buys the same stock in the market and returns it to the lender. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The fund’s investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. By employing this market neutral strategy, the fund seeks to limit market risk (the effects of general market movements on the fund’s performance). A market neutral strategy seeks to limit the fund’s volatility relative to the market. As a result of this strategy, the portfolio’s price movements are not expected to correlate with the market’s price movements.
In selecting stocks for the fund’s long portfolio, the portfolio managers look for companies of all sizes whose stock prices may not reflect the companies’ values. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use the same fundamental investment strategy to identify stocks that they believe are overvalued, which will make up the fund’s short positions. In addition, the fund may take long or short positions in exchange traded funds or other securities that provide exposure to market or sector indices, underlying commodities or commodity indices the portfolio managers have identified as undervalued (for the long portfolio) or overvalued (for the short portfolio). The portfolio managers may also engage in capital structure arbitrage investment strategies.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s long portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects. Similarly, the portfolio managers may close out a short sale when they feel that a stock has moved closer to its fair value, and the company is no longer sufficiently overvalued to create an attractive short position.
Under normal market conditions, the fund intends to keep its assets invested primarily in U.S. equity securities. However, the fund may invest a portion of its assets in foreign securities. In addition, there may be times when the fund holds a significant portion of its assets in cash or cash equivalents.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks
•Multi-Cap Investing Risk — The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.
•Style Risk — If the market does not consider the individual stocks purchased for the fund’s long portfolio to be undervalued and the stocks comprising the fund’s short portfolio to be overvalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•Failure to Maintain Market Neutrality Risk — Though the fund seeks to limit risks associated with investing in the general equity market, external conditions may impact the fund’s performance. In addition, although the portfolio managers intend to construct a market neutral portfolio, there is a risk that the portfolio managers will not construct a portfolio that limits exposure to general market movements.
•Short Sales Risk — If the price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.
•Foreign Securities Risk — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. stocks.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns in its long portfolio, or in which the fund has taken a short position as well as other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk — A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
•Redemption Risk –The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (1Q 2016): 2.58% Lowest Performance Quarter (2Q 2020): -2.94%
As of June 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -1.88%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 year	Since Inception	Inception Date
Investor Class Return Before Taxes	-4.29%	-0.74%	1.04%	10/31/2011
Return After Taxes on Distributions	-4.35%	-1.30%	0.48%	10/31/2011
Return After Taxes on Distributions and Sale of Fund Shares	-2.49%	-0.58%	0.76%	10/31/2011
I Class Return Before Taxes	-4.03%	-0.53%	1.25%	10/31/2011
A Class Return Before Taxes	-10.04%	-2.13%	0.15%	10/31/2011
C Class[1] Return Before Taxes	-5.29%	-1.72%	0.14%	10/31/2011
R Class Return Before Taxes	-4.74%	-1.23%	0.55%	10/31/2011
Bloomberg Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.54%	1.13%	0.63%	10/31/2011

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Capital Portfolios Prospectus | EQUITY INCOME FUND
Equity Income Fund
Investment Objective
The fund seeks current income.
Capital appreciation is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for A Class sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Management Fee	0.91%	0.71%	0.56%	0.91%	0.91%	0.91%	0.71%	0.56%	0.56%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.92%	0.72%	0.57%	1.17%	1.92%	1.42%	0.72%	0.57%	0.57%
Fee Waiver	None	None	None	None	None	None	None	None	0.56%²
Total Annual Fund Operating Expenses After Fee Waiver	0.92%	0.72%	0.57%	1.17%	1.92%	1.42%	0.72%	0.57%	0.01%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$94	$294	$510	$1,131
I Class	$74	$231	$401	$895
Y Class	$58	$183	$319	$714
A Class	$688	$926	$1,182	$1,913
C Class	$195	$604	$1,038	$2,046
R Class	$145	$450	$777	$1,701
R5 Class	$74	$231	$401	$895
R6 Class	$58	$183	$319	$714
G Class	$1	$3	$6	$13

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategies
The portfolio managers look for equity securities of companies with a favorable income-paying history that have prospects for income payments to continue or increase. The portfolio managers also look for equity securities of companies that they believe are undervalued and have the potential for an increase in price. To identify these undervalued companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected in the companies’ stock prices or may be outside the companies’ historical ranges. The portfolio managers use a variety of analytical research tools and techniques, including the integration of environmental, social, and governance ("ESG") risks and opportunities, to help them buy or hold securities of companies that meet their investment criteria and sell the securities of companies that do not.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in equity securities (including equity-equivalent securities, such as convertible securities) regardless of the movement of stock prices generally.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Principal Risks
•Discontinuance of Dividend Payments Risk – If the stocks purchased by the fund do not continue dividend payments, the value of the fund’s shares may decline, even if stock prices generally are rising.
•Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•Convertible Securities Risk – The fund invests in convertible securities, which may be affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. In addition, because these securities are convertible into common stock, they are subject to general stock market risk, though to a lesser degree.
•Foreign Securities Risk – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. stocks.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk – A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•ESG Risk – Certain environmental, social, and governance factors may impact the price of underlying stocks. Stocks of companies that are impacted by environmental risk (such as risk factors associated with climate change), social risk (factors associated with data privacy, labor conditions, etc.) and governance risk (issues relating to bribery and corruption, management compensation, etc.) could experience losses or may underperform the general market.
•Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 12.23% Lowest Performance Quarter (1Q 2020): -21.50%
As of June 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 9.92%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	1.08%	10.18%	9.74%	—	08/01/1994
Return After Taxes on Distributions	0.56%	8.14%	7.87%	—	08/01/1994
Return After Taxes on Distributions and Sale of Fund Shares	0.95%	7.63%	7.50%	—	08/01/1994
I Class Return Before Taxes	1.17%	10.41%	9.97%	—	07/08/1998
Y Class[1] Return Before Taxes	1.31%	10.56%	—	9.41%	04/10/2017
A Class Return Before Taxes	-5.01%	8.60%	8.82%	—	03/07/1997
C Class[2] Return Before Taxes	0.08%	9.09%	8.82%	—	07/13/2001
R Class Return Before Taxes	0.47%	9.62%	9.19%	—	08/29/2003
R5 Class[3] Return Before Taxes	1.17%	10.39%	9.95%	—	04/10/2017
R6 Class Return Before Taxes	1.43%	10.56%	—	9.42%	07/26/2013
G Class Return Before Taxes	1.87%	—	—	6.78%	08/01/2019
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	2.87%	9.73%	10.35%	—	—
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.20%	13.87%	—	—

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Capital Portfolios Prospectus | FOCUSED LARGE CAP VALUE FUND
Focused Large Cap Value Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R5	R6
Management Fee	0.83%	0.63%	0.83%	0.83%	0.83%	0.63%	0.48%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.83%	0.63%	1.08%	1.83%	1.33%	0.63%	0.48%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$85	$265	$461	$1,026
I Class	$65	$202	$352	$787
A Class	$679	$899	$1,137	$1,816
C Class	$186	$576	$991	$1,950
R Class	$136	$422	$730	$1,601
R5 Class	$65	$202	$352	$787
R6 Class	$49	$154	$269	$604

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 112% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in securities of large capitalization companies. For purposes of this 80% test, the fund defines large capitalization companies as those with capitalizations within the range of the Russell 1000® Index. Though market capitalization may change from time to time, as of June 30, 2021, the market capitalization range of the Russell 1000® Index was approximately $730.3 million to $2,285.4 billion.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques, including the integration of environmental, social, and governance ("ESG") risks and opportunities, to help them buy or hold securities of companies that meet their investment criteria and sell the securities of companies that do not.The fund normally invests in a relatively limited number of companies, generally 30-50.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria.

Principal Risks
•Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•Focused Portfolio Risk — Investing in a limited number of companies carries more risk because changes in the value of a single company may have a more significant effect, either negative or positive on the fund’s value.
•Foreign Securities Risk — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. stocks.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk — A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•ESG Risk — Certain environmental, social, and governance factors may impact the price of underlying stocks. Stocks of companies that are impacted by environmental risk (such as risk factors associated with climate change), social risk (factors associated with data privacy, labor conditions, etc.) and governance risk (issues relating to bribery and corruption, management compensation, etc.) could experience losses or may underperform the general market.
•Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
•Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 13.45% Lowest Performance Quarter (1Q 2020): -24.90%
As of June 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 11.80%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	2.51%	9.05%	10.02%	—	07/30/1999
Return After Taxes on Distributions	1.93%	8.11%	9.37%	—	07/30/1999
Return After Taxes on Distributions and Sale of Fund Shares	1.83%	7.03%	8.17%	—	07/30/1999
I Class Return Before Taxes	2.62%	9.27%	10.22%	—	08/10/2001
A Class Return Before Taxes	-3.62%	7.52%	9.08%	—	10/26/2000
C Class[1] Return Before Taxes	1.50%	7.95%	9.07%	—	11/07/2001
R Class Return Before Taxes	1.91%	8.51%	9.45%	—	08/29/2003
R5 Class[2] Return Before Taxes	2.71%	9.29%	10.23%	—	04/10/2017
R6 Class Return Before Taxes	2.86%	9.43%	—	8.55%	07/26/2013
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	2.80%	9.73%	10.49%	—	—
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.20%	13.87%	—	—

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Capital Portfolios Prospectus | MID CAP VALUE FUND
Mid Cap Value Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6
Management Fee	0.97%	0.77%	0.62%	0.97%	0.97%	0.97%	0.77%	0.62%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.98%	0.78%	0.63%	1.23%	1.98%	1.48%	0.78%	0.63%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$100	$313	$542	$1,201
I Class	$80	$250	$434	$966
Y Class	$65	$202	$352	$787
A Class	$693	$943	$1,212	$1,978
C Class	$201	$622	$1,068	$2,110
R Class	$151	$469	$809	$1,767
R5 Class	$80	$250	$434	$966
R6 Class	$65	$202	$352	$787

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalizations at the time of purchase are within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index. Though market capitalization may change from time to time, as of June 30, 2021, the capitalization ranges of the Russell 3000® Index, excluding the largest 100 companies, and the Russell Midcap® Index were $30.7 million to $85.3 billion and $730.3 million to $60.8 billion, respectively.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques, including the integration of environmental, social, and governance ("ESG") risks and opportunities, to help them buy or hold securities of companies that meet their investment criteria and sell the securities of companies that do not.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Principal Risks
•Mid Cap Stocks Risk — The mid-sized companies in which the fund invests may present greater opportunities for capital growth than larger companies, but also may be more volatile and present greater risks.
•Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•Foreign Securities Risk — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. stocks.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk — A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•ESG Risk — Certain environmental, social, and governance factors may impact the price of underlying stocks. Stocks of companies that are impacted by environmental risk (such as risk factors associated with climate change), social risk (factors associated with data privacy, labor conditions, etc.) and governance risk (issues relating to bribery and corruption, management compensation, etc.) could experience losses or may underperform the general market.
•Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
•Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns

Highest Performance Quarter (4Q 2020): 16.72% Lowest Performance Quarter (1Q 2020): -27.55%
As of June 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 15.68%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	1.62%	9.31%	10.37%	—	03/31/2004
Return After Taxes on Distributions	1.13%	7.84%	8.56%	—	03/31/2004
Return After Taxes on Distributions and Sale of Fund Shares	1.24%	7.18%	8.04%	—	03/31/2004
I Class Return Before Taxes	1.88%	9.53%	10.60%	—	08/02/2004
Y Class[1] Return Before Taxes	1.97%	9.69%	—	9.57%	04/10/2017
A Class Return Before Taxes	-4.41%	7.76%	9.45%	—	01/13/2005
C Class[2] Return Before Taxes	0.68%	8.23%	9.46%	—	03/01/2010
R Class Return Before Taxes	1.12%	8.76%	9.83%	—	07/29/2005
R5 Class[3] Return Before Taxes	1.88%	9.53%	10.60%	—	04/10/2017
R6 Class Return Before Taxes	1.97%	9.69%	—	9.57%	07/26/2013
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	4.96%	9.72%	10.48%	—	—

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Capital Portfolios Prospectus | NT FOCUSED LARGE CAP VALUE FUND
NT Focused Large Cap Value Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
G
Management Fee	0.48%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Operating Expenses	0.48%
Fee Waiver[1]	0.48%
Total Annual Fund Operating Expenses After Fee Waiver	0.00%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
G Class	$0	$0	$0	$0

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in securities of large capitalization companies. For purposes of this 80% test, the fund defines large capitalization companies as those with capitalizations within the range of the Russell 1000® Index. Though market capitalization may change from time to time, as of June 30, 2021, the market capitalization range of the Russell 1000® Index was approximately $730.3 million to $2,285.4 billion.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques, including the integration of environmental, social, and governance ("ESG") risks and opportunities, to help them buy or hold securities of companies that meet their investment criteria and sell the securities of companies that do not. The fund normally invests in a relatively limited number of companies, generally 30-50.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria.

Principal Risks
•Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•Focused Portfolio Risk — Investing in a limited number of companies carries more risk because changes in the value of a single company may have a more significant effect, either negative or positive on the fund’s value.
•Foreign Securities Risk — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. stocks.
•Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk — A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•ESG Risk — Certain environmental, social, and governance factors may impact the price of underlying stocks. Stocks of companies that are impacted by environmental risk (such as risk factors associated with climate change), social risk (factors associated with data privacy, labor conditions, etc.) and governance risk (issues relating to bribery and corruption, management compensation, etc.) could experience losses or may underperform the general market.
•Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
•Principal Loss Risk  — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 13.61% Lowest Performance Quarter (1Q 2020): -24.58%
As of June 30, 2021, the most recent calendar quarter end, the fund’s G Class year-to-date return was 12.32%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years
G Class Return Before Taxes	3.51%	9.65%	10.29%
Return After Taxes on Distributions	2.65%	7.80%	8.62%
Return After Taxes on Distributions and Sale of Fund Shares	2.60%	7.34%	8.11%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	2.80%	9.73%	10.49%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.20%	13.87%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Capital Portfolios Prospectus | NT MID CAP VALUE FUND
NT Mid Cap Value Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
G
Management Fee	0.62%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.01%
Total Annual Operating Expenses	0.63%
Fee Waiver[1]	0.62%
Total Annual Fund Operating Expenses After Fee Waiver	0.01%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
G Class	$1	$3	$6	$13

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalizations at the time of purchase are within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index. Though market capitalization may change from time to time, as of June 30, 2021, the capitalization ranges of the Russell 3000® Index, excluding the largest 100 companies, and the Russell Midcap® Index were $30.7 million to $85.3 billion and $730.3 million to $60.8 billion, respectively.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques, including the integration of environmental, social, and governance ("ESG") risks and opportunities, to help them buy or hold securities of companies that meet their investment criteria and sell the securities of companies that do not.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Principal Risks
•Mid Cap Stocks Risk — The mid-sized companies in which the fund invests may present greater opportunities for capital growth than larger companies, but also may be more volatile and present greater risks.
•Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•Foreign Securities Risk — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. stocks.
•Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk — A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•ESG Risk — Certain environmental, social, and governance factors may impact the price of underlying stocks. Stocks of companies that are impacted by environmental risk (such as risk factors associated with climate change), social risk (factors associated with data privacy, labor conditions, etc.) and governance risk (issues relating to bribery and corruption, management compensation, etc.) could experience losses or may underperform the general market.
•Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
•Principal Loss Risk  — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for G Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Calendar Year Total Returns

Highest Performance Quarter (4Q 2020): 17.06% Lowest Performance Quarter (1Q 2020): -27.17%
As of June 30, 2021, the most recent calendar quarter end, the fund’s G Class year-to-date return was 16.19%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years
G Class Return Before Taxes	2.62%	10.14%	10.94%
Return After Taxes on Distributions	1.72%	8.25%	8.75%
Return After Taxes on Distributions and Sale of Fund Shares	2.10%	7.73%	8.35%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	4.96%	9.72%	10.48%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Capital Portfolios Prospectus | SMALL CAP VALUE FUND
Small Cap Value Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 14 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Management Fee	1.19%	0.99%	0.84%	1.19%	1.19%	1.19%	0.99%	0.84%	0.84%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None	None
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.19%	0.99%	0.84%	1.44%	2.19%	1.69%	0.99%	0.84%	0.84%
Fee Waiver	None	None	None	None	None	None	None	None	0.84%²
Total Annual Fund Operating Expenses After Fee Waiver	1.19%	0.99%	0.84%	1.44%	2.19%	1.69%	0.99%	0.84%	0.00%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$122	$378	$655	$1,443
I Class	$101	$316	$548	$1,213
Y Class	$86	$269	$467	$1,037
A Class	$713	$1,005	$1,317	$2,199
C Class	$223	$686	$1,175	$2,331
R Class	$172	$533	$919	$1,996
R5 Class	$101	$316	$548	$1,213
R6 Class	$86	$269	$467	$1,037
G Class	$0	$0	$0	$0

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in small cap companies. The portfolio managers consider small cap companies to include those with market capitalizations no larger than that of the largest company in the S&P Small Cap 600® Index or the Russell 2000® Index. Though market capitalization will change from time to time, as of June 30, 2021, the market capitalizations of the largest companies in the S&P Small Cap 600® Index and the Russell 2000® Index were $14.8 billion and $25.5 billion, respectively.
In selecting stocks for the fund, the portfolio managers look for equity securities of smaller companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
The fund may invest in equity securities issued by real estate investment trusts (REITs).
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks
•Small Cap Stocks Risks — The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.
•Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•IPO Risk — The fund’s performance may be affected by investments in initial public offerings.
•REITs Risk — Investments in REITs are subject to credit risk and interest rate risk with respect to the loans made by the REITs in which the fund invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.
•Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk — A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (4Q 2020): 32.87% Lowest Performance Quarter (1Q 2020): -34.59%
As of June 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 31.78%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	8.93%	10.86%	9.59%	—	07/31/1998
Return After Taxes on Distributions	8.81%	8.52%	6.88%	—	07/31/1998
Return After Taxes on Distributions and Sale of Fund Shares	5.33%	7.89%	6.85%	—	07/31/1998
I Class Return Before Taxes	9.16%	11.11%	9.81%	—	10/26/1998
Y Class[1] Return Before Taxes	9.31%	11.27%	—	9.25%	04/10/2017
A Class Return Before Taxes	2.41%	9.29%	8.67%	—	12/31/1999
C Class[2] Return Before Taxes	7.99%	9.80%	8.66%	—	03/01/2010
R Class Return Before Taxes	8.54%	10.34%	9.06%	—	03/01/2010
R5 Class[3] Return Before Taxes	9.29%	11.12%	9.82%	—	04/10/2017
R6 Class Return Before Taxes	9.32%	11.27%	—	9.26%	07/26/2013
G Class Return Before Taxes	10.38%	—	—	14.52%	08/01/2019
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	4.63%	9.64%	8.65%	—	—

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
American Century Capital Portfolios Prospectus | VALUE FUND
Value Fund
Investment Objective
The fund seeks long-term capital growth.
Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for A Class sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor	I	Y	A	C	R	R5	R6
Management Fee	1.00%	0.80%	0.65%	1.00%	1.00%	1.00%	0.80%	0.65%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.00%	0.80%	0.65%	1.25%	2.00%	1.50%	0.80%	0.65%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$102	$319	$553	$1,225
I Class	$82	$256	$445	$990
Y Class	$67	$208	$363	$811
A Class	$695	$949	$1,223	$1,999
C Class	$203	$628	$1,079	$2,132
R Class	$153	$475	$819	$1,789
R5 Class	$82	$256	$445	$990
R6 Class	$67	$208	$363	$811

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers look for companies of all sizes whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques, including the integration of environmental, social, and governance ("ESG") risks and opportunities, to help them buy or hold securities of companies that meet their investment criteria and sell the securities of companies that do not.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.

Principal Risks
•Multi-Cap Investing Risk — The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.
•Style Risk — If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•Foreign Securities Risk — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. stocks.
•Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Public Health Emergency Risk — A pandemic, caused by the infectious respiratory illness COVID-19, is causing market disruption and other economic impacts. Markets have experienced volatility, reduced liquidity, and increased trading costs. These events may continue to impact the fund and its underlying investments.
•ESG Risk — Certain environmental, social, and governance factors may impact the price of underlying stocks. Stocks of companies that are impacted by environmental risk (such as risk factors associated with climate change), social risk (factors associated with data privacy, labor conditions, etc.) and governance risk (issues relating to bribery and corruption, management compensation, etc.) could experience losses or may underperform the general market.
•Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
•Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns

Highest Performance Quarter (4Q 2020): 20.87% Lowest Performance Quarter (1Q 2020): -29.62%
As of June 30, 2021, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 18.41%.

Average Annual Total ReturnsFor the calendar year ended December 31, 2020

Average Annual Total Returns For the calendar year ended December 31, 2020	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	0.65%	8.57%	9.42%	—	09/01/1993
Return After Taxes on Distributions	-0.27%	6.88%	8.05%	—	09/01/1993
Return After Taxes on Distributions and Sale of Fund Shares	0.89%	6.56%	7.50%	—	09/01/1993
I Class Return Before Taxes	0.85%	8.77%	9.66%	—	07/31/1997
Y Class[1] Return Before Taxes	1.00%	8.93%	—	8.13%	04/10/2017
A Class Return Before Taxes	-5.41%	7.02%	8.51%	—	10/02/1996
C Class[2] Return Before Taxes	-0.47%	7.48%	8.49%	—	06/04/2001
R Class Return Before Taxes	0.16%	8.04%	8.88%	—	07/29/2005
R5 Class[3] Return Before Taxes	0.73%	8.74%	9.64%	—	04/10/2017
R6 Class Return Before Taxes	1.00%	8.93%	—	8.13%	07/26/2013
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	2.80%	9.73%	10.49%	—	—
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.20%	13.87%	—	—

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.